Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of operations and comprehensive (loss)/income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses:
Share of (loss)/income in subsidiaries and VIEs	(5,898,535)	3,677,813	(6,808,365)
(Loss)/Income before income tax provision	(5,898,535)	3,677,813	(6,808,365)
Provision for income tax
Net (loss)/income	$ (5,898,535)	$ 3,677,813	$ (6,808,365)